Leases	12 Months Ended
Dec. 31, 2014
LEASES [Abstract]
Leases
NOTE 16: LEASES
Chartered-out:
As of December 31, 2014, the future minimum revenue (charter-out rates are presented net of commissions, where applicable, and assume no off-hire days) expected to be earned on non-cancelable time charters, COA's with minimum guaranteed volumes and contracts with minimum guaranteed throughput in the Company's ports were as follows:
Amount
2015	$166,311
2016	107,440
2017	43,392
2018	23,354
2019	22,515
2020 and thereafter	11,087
Total minimum revenue, net of commissions	$374,099

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.
Chartered-in:
As of December 31, 2014, the Company's future minimum commitments, net of commissions under chartered-in vessels were as follows:

Amount
2015	$206
2016	32
Total	$238

For the year ended December 31, 2014, charter hire expense for chartered-in pushboats and barges amounted to $2,468 ($1,286 in 2013 and $3,587 in 2012).
Office space:
The future minimum commitments under lease obligations for office space were as follows:
Amount
2015	$907
2016	851
2017	588
2018	247
2019	104
2020 and thereafter	98
Total	$2,795

Rent expense for office space amounted to $700 for the year ended December 31, 2014 ($360 in 2013 and $238 in 2012).